Marketable Securities (Details 3) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Other comprehensive income from available-for-sale securities	$ (57)	$ 40
Losses/Gains reclassified into earnings from marketable securities		106
Unrealized losses from available-for-sale securities	(95)	45
Other comprehensive income/loss from available-for-sale securities	$ (152)	$ (21)